Significant Accounting Policies	6 Months Ended
May 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies
(a)	Revenue recognition

The Company accounts for revenue in accordance with the provisions of ASC Topic 606, Revenue from Contracts with Customers (ASC 606). Under ASC 606, the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation(s). The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, exclusivity milestone payments and licensing payments on sales of resulting products.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Licensing

The Company recognizes revenue from the licensing of the Company's drug delivery technologies, products and product candidates. Under the terms of the licensing arrangements, the Company provides the customer with a right to access the Company’s intellectual property with regards to the license which is granted. Revenue arising from the license of intellectual property rights is recognized over the period the Company transfers control of the intellectual property.

The Company has a license and commercialization agreement with Par Pharmaceutical Inc. (“Par”). Under the exclusive territorial license rights granted to Par, the agreement requires that Par manufacture, promote, market, sell and distribute the product. Licensing revenue amounts receivable by the Company under this agreement are calculated and reported to the Company by Par, with such amounts generally based upon net product sales and net profit which include estimates for chargebacks, rebates, product returns, and other adjustments. Licensing revenue payments received by the Company from Par under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this arrangement and the guidance per ASC 606, the Company records licensing revenue over the period the Company transfers control of the intellectual property in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

The Company also had a license and commercial supply agreement (the “Mallinckrodt agreement”) with Mallinckrodt LLC (“Mallinckrodt”) which provided Mallinckrodt an exclusive license to market, sell and distribute in the U.S. three drug product candidates for which the Company has ANDAs filed with the FDA, one of which (the Company’s generic Seroquel XR®) received final approval from the FDA in 2017. Under the terms of this agreement, the Company was responsible for the manufacture of approved products for subsequent sale by Mallinckrodt in the U.S. market. Following receipt of final FDA approval for its generic Seroquel XR®, the Company began shipment of manufactured product to Mallinckrodt. The Company recorded revenue once Mallinckrodt obtained control of the product and the performance obligation was satisfied.

On April 12, 2019, Mallinckrodt and the Company mutually agreed to terminate the Mallinckrodt agreement, effective no later than August 31, 2019. Under the terms of the mutual agreement, Mallinckrodt was released from certain obligations under the agreement as of April 12, 2019. Effective August 12, 2019, the Mallinckrodt agreement was terminated.

Licensing revenue in respect of manufactured product were reported as revenue in accordance with ASC 606. Once product was sold by Mallinckrodt, the Company received downstream licensing revenue amounts calculated and reported by Mallinckrodt, with such amounts generally based upon net product sales and net profit which included estimates for chargebacks, rebates, product returns, and other adjustments. Such downstream licensing revenue payments received by the Company under this Mallinckrodt agreement were not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this Mallinckrodt agreement and the guidance per ASC 606, the Company recorded licensing revenue as earned on a monthly basis.

Milestones

For milestone payments that are not contingent on sales-based thresholds, the Company applies a most-likely amount approach on a contract-by-contract basis. Management makes an assessment of the amount of revenue expected to be received based on the probability of the milestone outcome. Variable consideration is included in revenue only to the extent that it is probable that the amount will not be subject to a significant reversal when the uncertainty is resolved (generally when the milestone outcome is satisfied).

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed.

(b)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC Topic 730, Research and Development (ASC 730). However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(c)	Inventory

Inventories comprise raw materials, work in process, and finished goods, which are valued at the lower of cost or market, on a first-in, first-out basis. Cost for work in process and finished goods inventories includes materials, direct labor, and an allocation of manufacturing overhead. Market for raw materials is replacement cost, and for work in process and finished goods is net realizable value. The Company evaluates the carrying value of inventories on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand, the price the Company expects to obtain for products in their respective markets compared with historical cost and the remaining shelf life of goods on hand. As of May 31, 2021, the Company had raw materials inventories of $112,672 (November 30, 2020 - $112,672), work in process of $Nil (November 30, 2020 - $Nil) and finished goods inventory of $Nil (November 30, 2020 - $Nil) relating to the Company’s generic Seroquel XR® product. The recoverability of the cost of any pre-launch inventories with a limited shelf life is evaluated based on the specific facts and circumstances surrounding the timing of the anticipated product launch.

(d)	Translation of foreign currencies

Transactions denominated in currencies other than the Company and its wholly owned operating subsidiaries’ functional currencies, monetary assets and liabilities are translated at the period end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these other transactions are recognized in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

(e)	Convertible debentures

On September 10, 2018, the Company completed a private placement financing (the “2018 Debenture Financing”) of an unsecured convertible debenture in the principal amount of $500,000 (the “2018 Debenture”). At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the 2018 Debenture was allocated to Additional paid-in capital in the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency).

On April 4, 2019, a tentative approval from TSX was received for a proposed refinancing of the 2013 Debenture subject to certain conditions being met. As a result of the refinancing, the principal amount owing under the 2013 Debenture was refinanced by a new debenture (the “May 2019 Debenture”). On May 1, 2019, the May 2019 Debenture was issued in the principal amount of $1,050,000, that was originally scheduled to mature on November 1, 2019, bears interest at a rate of 12% per annum and is convertible into 1,779,661 common shares of the Company at a conversion price of $0.59 per common share. At issuance, the conversion option was not characterized as an embedded derivative as it did not meet the criteria of ASC topic 815, Derivatives and Hedging. Also, at issuance, as the conversion price was higher than the market share price, conversion option was not bifurcated from its host contract and the total value of the convertible debenture was recognized as a liability.

On August 26, 2019, the Company issued an unsecured convertible debenture in the principal amount of $140,800 (the “August 2019 Debenture”). At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the August 2019 Debenture was allocated to Additional paid-in capital in the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency). In November 2019, the August 2019 Debenture was paid in full.

On November 15, 2019, the Company issued an unsecured convertible debenture in the principal amount of $250,000 (the “November 2019 Debenture”) that was originally scheduled to mature on December 31, 2019, bears interest at a rate of 12% per annum and is convertible into common shares of the Company at a conversion price of $0.12 per share. At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the November 2019 Debenture was allocated to Additional paid-in capital in the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency).

(f)	Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts based on management estimates of eligible research and development costs incurred during the year. Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

(g)	Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive. The dilutive effect of stock options is determined using the treasury stock method.